Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Emera Florida					Corporate	Inter-
	and New		Emera	Emera	Emera	and	segment
millions of Canadian dollars	Mexico	NSPI	Maine	Caribbean	Energy	Other	Eliminations	Total
For the year ended December 31, 2017
Operating revenues from external customers (1)	$3,623	$1,335	$297	$434	$451	$86	$-	$6,226
Inter-segment revenues (1)	-	3	-	-	14	41	(58)	-
Total operating revenues	3,623	1,338	297	434	465	127	(58)	6,226
Allowance for funds used during construction - debt and equity	5	8	3	-	-	-	-	16
Regulated fuel and fixed cost deferral adjustments	-	59	-	-	-	-	-	59
Depreciation and amortization	500	207	47	51	48	3	-	856
Interest expense (2)	248	134	20	25	2	276	-	705
Internally allocated interest (3)	-	-	-	-	(24)	24	-	-
Income from equity investments	-	-	1	3	24	96	-	124
Income tax expense (recovery)	529	-	27	-	18	(54)	-	520
Net income attributable to common shareholders	99	129	46	31	93	(132)	-	266
Capital expenditures	910	385	82	72	47	26	-	1,522
As at December 31, 2017
Total assets	17,216	4,979	1,505	1,251	1,575	2,331	(86)	28,771
Investments subject to significant influence	-	-	13	39	-	1,163	-	1,215
Goodwill	5,566	-	143	96	-	-	-	5,805
(1) All significant intercompany balances and intercompany transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes that the elimination of these transactions would understate property, plant and equipment, operating, maintenance and general expenses, or regulated fuel for generation and purchased power. Intercompany transactions which have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Interest expense net of interest revenue. Corporate and Other Interest expense has also been reduced by amortization of $24 million related to the unregulated long-term debt fair market value adjustment recognized on the acquisition of TECO Energy.
(3) Segment net income is reported on a basis that includes internally allocated financing costs.

	Emera Florida					Corporate	Inter-
	and New		Emera	Emera	Emera	and	segment
millions of Canadian dollars	Mexico (2)	NSPI	Maine	Caribbean	Energy	Other	Eliminations	Total
For the year ended December 31, 2016
Operating revenues from external customers (1)	$1,839	$1,354	$297	$419	$298	$69	$-	$4,276
Inter-segment revenues (1)	-	2	-	-	11	24	(36)	1
Total operating revenues	1,839	1,356	297	419	309	93	(36)	4,277
Allowance for funds used during construction - debt and equity	28	6	1	-	-	-	-	35
Regulated fuel and fixed cost deferral adjustments	-	61	-	-	-	-	-	61
Depreciation and amortization	243	197	51	48	45	4	-	588
Interest expense (3)	125	127	19	15	1	311	-	598
Internally allocated interest (4)	-	-	-	-	(24)	24	-	-
Income from equity investments	-	-	-	3	11	86	-	100
Income tax expense (recovery)	100	12	23	14	(53)	(118)	-	(22)
Net income attributable to common shareholders	172	130	47	100	(110)	(112)	-	227
Capital expenditures	547	304	85	87	39	7	-	1,069
As at December 31, 2016
Total assets	18,016	4,776	1,543	1,331	1,702	1,966	(113)	29,221
Investments subject to significant influence	-	-	13	39	-	895	-	947
Goodwill	5,957	-	154	102	-	-	-	6,213
(1) All significant intercompany balances and intercompany transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes that the elimination of these transactions would understate property, plant and equipment, operating, maintenance and general expenses, or regulated fuel for generation and purchased power. Intercompany transactions which have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Financial results of Emera Florida and New Mexico are from July 1, 2016, the date of the acquisition.
(3) Interest expense net of interest revenue. Corporate and Other Interest expense has also been reduced by amortization of $13 million related to the unregulated long-term debt fair market value adjustment recognized on the acquisition of TECO Energy.
(4) Segment net income is reported on a basis that includes internally allocated financing costs.

Geographical Information

Revenues(1):

For the	Year ended December 31
millions of Canadian dollars	2017	2016
Canada	$1,464	$1,510
United States	4,328	2,348
Barbados	280	254
The Bahamas	119	121
Dominica	35	44
	$6,226	$4,277
(1) Revenues are based on country of origin of the product or service sold

Property Plant and Equipment:

As at	December 31	December 31
millions of Canadian dollars	2017	2016
Canada	$3,995	$3,791
United States	12,257	12,724
Barbados	408	416
The Bahamas	276	295
Dominica	59	64
	$16,995	$17,290